Note 4 - Income Tax	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of income tax [text block]

4. INCOME TAX

	Years Ended June 30,
	2026	2025	2024

(a) Income tax expense:
Current tax	103,375	77,411	58,463
Adjustment for current tax of prior periods	10,124	(9,356)	(12,375)
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 25% (2025: 25%, 2024: 25%)	(5,821,863)	(3,019,943)	(4,769,344)
Effect of lower tax rates of tax on overseas income	(19,691)	(14,745)	(11,134)

Add tax effect of:
Under/(Over) provision of income tax in previous year relating to a revision of estimates	10,124	(9,356)	(12,375)
Research and development expenditure (net of tax incentive)	1,165,717	898,066	1,305,112
Other	1,123,812	464,299	377,405

Deferred tax asset not recognised	3,655,400	1,749,734	3,156,424
Income tax expense	113,499	68,055	46,088

(c) Potential deferred tax asset as of June 30, 2026, 2025 and 2024 in respect of: tax losses not brought to account is (1)(2):	51,243,013	49,885,043	47,758,242
Temporary differences	4,197,042	6,798,561	6,660,171

(1)

As of June 30, 2026, the Group had a potential tax benefit related to gross tax losses carried forward of $204,972,054 (2025: $187,632,492) and a non-refundable R&D tax offset of $2,979,092 (2025: $2,126,801).

(2)

Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carry forward tax losses as of June 30, 2026. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.